Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

(9) Leases

The Group’s lease for office space include only fixed rental payments with no variable lease payment terms. As of December 31, 2021 and 2022, there were no leases that have not yet commenced.

The following represents the aggregate ROU assets and related lease liabilities as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Operating lease ROU assets	225,677	145,086
Current operating lease liability	87,012	62,304
Non-current operating lease liability	128,283	74,190
Total operating leased liabilities	215,295	136,494

The weighted average lease term and discount rate as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
Weighted average lease term:
Operating leases	3.37	2.83
Weighted average discount rate:
Operating leases	4.41%	4.28%

The components of lease expenses for the years ended December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Operating lease expense	111,197	97,576
Short term lease expense	3,373	1,227
Total	114,570	98,803

Supplemental cash flow information related to leases for the years ended December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	99,150	90,438
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	125,487	4,462

Maturities of lease liabilities at December 31, 2022:

Minimum Lease Payment
RMB
Year ending December 31:
2023	66,924
2024	37,435
2025	22,498
2026	13,516
2027	3,135
Thereafter	2,162
Total remaining undiscounted lease payments	145,670
Less: Interest	9,176
Total present value of lease liabilities	136,494
Less: Current operating lease liability	62,304
Non-current operating lease liability	74,190